DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2011
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]

Note 18: - Discontinued operations

a.	On October 22, 2009, the Company completed the sale of its entire shareholdings in NextSource. The results of operations of NextSource have been classified as discontinued operations in the statement of income, and prior periods’ results have been reclassified accordingly. In addition, comparative data of the assets and liabilities attributed to the discontinued operations have been reclassified in the Company’s balance sheet.

b.	The following is the composition of discontinued operations (including capital gains):

	Year ended December 31,
	2009	2010	2011

Revenues	64,328	-	-
Cost of revenues	57,996	-	-

Gross profit	6,332	-	-
Research and development costs, net	-	-	-
Selling, general and administrative expenses	5,647	-	-

Operating income	685	-	-
Financial expenses, net	(55)	-	-
Capital gains on sale of shareholdings, net	4,284	-	-

Income before income taxes	4,914	-	-
Taxes on income	36	-	-

	4,878	-	-
Equity in losses of affiliates, net	-	-	-

Net income	4,878	-	-